ADMINISTRATIVE EXPENSES (Tables)	3 Months Ended
Mar. 31, 2025
Summary Of Expenses By Nature Administrative Expenses [abstract]
Summary of Expenses by Nature and Function
The following table provides the additional information required on the nature of expenses and their relation to the function, as of the indicated dates:

Items	03.31.25	03.31.24
Compensations and Remunerations for Services	(19,407,279)	(15,320,829)
Directors and Syndics' Fees	(918,816)	(918,921)
Advertising and Publicity	(14,542,123)	(7,279,320)
Taxes	(62,385,733)	(58,874,112)
Maintenance and Repairs	(52,148,466)	(30,563,183)
Electricity and Communications	(9,354,321)	(8,898,973)
Representation and Travel Expenses	(502,779)	(396,315)
Stationery and Office Supplies	(1,611,274)	(967,181)
Rentals	(2,782,499)	(349,144)
Administrative Services under Contract	(54,050,653)	(29,130,395)
Security	(6,527,738)	(3,279,143)
Insurance	(1,993,249)	(1,820,371)
Armored Transportation Service	(8,089,241)	(9,265,307)
Others	(32,239,543)	(19,475,844)
Total	(266,553,714)	(186,539,038)